                                                                 SCHWABFUNDS(R)

                                                                     [LOGO]

                                                                     SCHWAB
                                                                   1000 FUND(R)


ANNUAL REPORT
AUGUST 31, 1995

[Photo of the Schwab Building, San Francisco, California]

Dear Fellow Shareholder,

             This year, the SchwabFunds Family(R) celebrates its fifth
[Photo       anniversary as a mutual fund complex. This celebration follows an
  of         exciting 1994 when the organization experienced tremendous
Charles      growth--the third largest asset growth of all mutual fund
R. Schwab]   companies. By placing your trust in SchwabFunds(R), you've helped total assets under management reach over $29 billion, ranking
             SchwabFunds in the top 6% of all mutual fund complexes.

We believe much of this success can be traced to the Schwab commitment to serve the needs of the Fund shareholders, a commitment demonstrated by the entire SchwabFunds staff and, in particular, by our experienced team of portfolio managers.

The 20 professionals that make up our growing portfolio management team are devoted to monitoring the financial markets for you. Through careful and disciplined selection of securities, they strive to construct optimal portfolios that provide shareholders with competitive returns that meet their investment goals. And shareholders continue to signal their trust in the 175 years of combined experience behind our SchwabFunds portfolio management by keeping their money invested in SchwabFunds. In fact, a large number of the 1.5 million shareholders have been investing in the SchwabFunds Family since its first year of operation.

We believe an important part of serving your needs is keeping you informed about your investments. For example, last year we added the question and answer section of this report, developed by our portfolio managers to address what they feel were the most pressing questions we've heard from shareholders over the period. It is one way we hope to keep communication open between you and the people managing your investments.

During its first five years, the SchwabFunds Family has grown to include a solid selection of funds that meet the "core" needs of investors. The 19 funds available to retail investors, including the new Schwab Asset Director(R) Funds*, offer effective diversification of the U.S. and international equity markets, both taxable and tax-free bonds, and a variety of different money market investments.

With this added level of diversification, you may use the SchwabFunds to create an efficient, well-rounded portfolio. Or, they can serve as building blocks to an overall investment program that includes more specialized investments.

I invite you to learn more about the SchwabFunds Family. To receive a brochure and prospectus for the SchwabFunds, please call our toll-free number, 1-800-2 NO-LOAD, or visit any one of our more than 200 Schwab offices. A Schwab representative will be happy to provide you with a prospectus that includes more complete information on the Funds, including charges and expenses. Please read it carefully before investing. If you normally invest in SchwabFunds with the help of an investment manager, he or she can give you more information on the other SchwabFunds.

I'd like to extend my personal gratitude for your trust in the SchwabFunds Family as it continues to grow. You should feel confident that the outstanding efforts of all those who are part of the SchwabFunds organization will continue going forward. And, we expect these efforts to help us to meet even higher standards of excellence in the years ahead.

                                   /s/Charles R. Schwab
                                   Charles R. Schwab
                                   Chairman

* In subscription until November 17, 1995 at an introductory price of $10 per share. After that date, the share price will fluctuate unless subscription period is extended.

Cover: The Schwab Building, San Francisco, California

COMMENTS FROM THE INVESTMENT ADVISER

We are pleased to report to you the performance of the Schwab 1000 Fund(R) for the fiscal year ended August 31, 1995. During this period, the Schwab 1000 Fund continued to provide you with a competitive, convenient and cost-effective way to participate in the long-term growth potential of the U.S. stock market. In addition, the Fund's performance during this period reflected the strong performance of the equity market.

The latter half of the Fund's fiscal year saw nearly uninterrupted growth in the stock market, and the Fund's performance reflects this upward momentum. Fueled by strong corporate profits and low inflation, new market highs were set and surpassed during the latter half of the reporting period. On July 17, 1995, the Dow Jones Industrial Average peaked at 4736.29, a record high for this fiscal year.

For fiscal year 1995, the Schwab 1000 Fund had a one year total return of 21.23% compared to the average for U.S. stock mutual funds of 19.67% 1. The Fund's indexing approach, which focuses on matching the performance of the U.S. public stock market, is gaining popularity with investors who seek returns that keep pace with today's fast-moving markets. At year end, net assets under management had risen to over $826 million, a 49% increase over the prior year, while the total number of shareholders grew 20% to more than 73,000.

FUND PERFORMANCE

The Schwab 1000 Fund outperformed the Standard & Poor's 500 Index(R) ("S&P 500") over the 12 months ending August 31, 1995. As the table below indicates, the Fund's cumulative total return has also outperformed the S&P 500 since the Fund's inception of April 2, 1991. The table below compares total returns for various periods for the Schwab 1000 Fund, Schwab 1000 Index(R) and S&P 500.

======================================================================================================
                                                 TOTAL RETURN

                                                                 Cumulative Since     Average Annual
                        Six-Months Ended     One Year Ended       Fund Inception      Since Inception
                        August 31, 1995      August 31, 1995     (4/2/91-8/31/95)     (4/2/91-8/31/95)
------------------------------------------------------------------------------------------------------
Schwab 1000
Fund                         17.02%               21.23%               69.36%                12.66%
------------------------------------------------------------------------------------------------------
Schwab 1000
Index                        17.31%               21.90%               72.45
------------------------------------------------------------------------------------------------------
S&P 500
Index                        16.46%               21.07%               67.74%
------------------------------------------------------------------------------------------------------
Past performance is no guarantee of future results. Principal investment returns and principal value will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost. Indices are unmanaged and assume reinvestment of all dividends, but, unlike the Fund, do not reflect the payment of advisory fees and other expenses associated with an investment in the Fund.
Fund total return assumes reinvestment of all dividends.
======================================================================================================


1 Source: Morningstar, Inc. Average return of 2123 domestic stock funds for 12 month period ending August 31, 1995. Past performance is no guarantee of future results. Principal investment returns will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

In reviewing the Fund's performance over the 12 month reporting period, we are also proud to report that the Schwab 1000 Fund's(R) share price increased in value by $2.60 to $15.68. This increase in net asset value (NAV) is even more impressive considering that the Fund also paid cash dividends totalling 14 cents per share during the period, which reduced the Fund's NAV accordingly.

BROAD EQUITY DIVERSIFICATION

The Schwab 1000 Fund seeks to track the price and dividend performance of the U.S. stock market by investing substantially in all the stocks that comprise the Schwab 1000 Index(R). One of the broadest U.S. market indicators available, the Schwab 1000 Index includes a diversified group of stocks which represents about 85% of the total market value of the U.S. public stock market. The Index represents the stocks of the 1,000 largest public operating companies in the U.S., ranked by market capitalization (excluding investment companies).

                            THE SCHWAB 1000 FUND'S
                      BROADLY DIVERSIFIED STOCK PORTFOLIO
                        COVERS A VARIETY OF INDUSTRIES
[Pie chart indicating percentages of Schwab 1000 Fund's Stock Portfolio]

Capital Goods                    4%
Consumer Durables                3%
Consumer Non-Durables           30%
Energy                           7%
Finance                         15%
Materials & Services            10%
Technology                      16%
Transportation                   2%
Utilities                       13%

Because the Schwab 1000 Index includes stocks of both large and medium-sized companies, it provides a broader measure of the stock market than the S&P 500, which covers about 70% of the market's value, or the Dow Jones Industrial Average, which covers less than 25%. A complete listing of the Fund's portfolio holdings at fiscal year end is provided in the "Statement of Net Assets" section of this report.

TAX-EFFICIENT STRATEGY CAN PRODUCE HIGHER AFTER-TAX RETURNS

Taxes can erode the returns you earn from your mutual fund investment. When you are considering a fund's performance, it's important to pay close attention to how fund returns compare on an after-tax basis. Over the past ten years, approximately 24% of the average annual returns for all equity funds has been lost to taxes 2.


2 Source: Morningstar, Inc. This example assumes investors are taxed at the 28% maximum federal capital gains tax rate and the 39.6% federal personal income tax rate. Average performance is measured by ten-year average annual total return on a pre-tax and after-tax basis for U.S. growth and income funds with ten-year performance ending 6/30/95. Past performance does not guarantee future results.

                       THE POWER OF TAX-SMART INVESTING

[Chart indicating capital gains of Portfolio A and B]

Portfolio A
  Capital Gains Realized Annually    $75,281

Portfolio B
  Capital Gains Deferred and
  Shares Sold After 20 Years         $88,640


     This example is for illustrative purposes only and is not intended to predict or guarantee future performance of the Fund.

     The chart shows two hypothetical portfolios, each with a $20,000 initial investment and a 10% pre-tax average annual total return. The portfolio in which capital gains are realized annually (Portfolio A) earns 3% income and 7% realized capital gains taxed annually; the portfolio in which capital gains are deferred over 20 years (Portfolio
     B) earns 3% income taxed annually and 7% capital gains which accumulate unrealized and are taxed at the end of the 20-year period. Compared to Portfolio A, Portfolio B earns an extra $13,359 by deferring its capital gains. Both examples assume income dividends taxed annually at the maximum 39.6% federal personal income tax rate and capital gains taxed at the maximum 28% rate.

     Of course, tax rates may vary and can be higher or lower than the rates shown.


As an index fund, the Schwab 1000 Fund(R) does not actively trade stocks, except to realign portfolio holdings with the Schwab 1000 Index(R) and to adequately handle customer purchases and redemptions. When the Fund's portfolio managers do trade, they attempt to offset capital gains with capital losses to minimize taxable distributions to shareholders. Any unrealized gains accumulate in the Fund, helping to build the value of your shares. This tax-smart strategy helps defer capital gains until you sell your shares. In fact, this strategy has proven to be so successful that the Fund has never paid a capital gain distribution since its inception.

Trading less frequently allows the Schwab 1000 Fund to keep portfolio turnover low, which further helps minimize your capital gains tax liability. For fiscal year 1995, the Fund's portfolio turnover was 2%, compared to an average of 61% for U.S. growth and income funds 3.

OPERATING EXPENSES LOWERED

Generally speaking, the less you pay in fees, the greater the portion of a fund's return you can receive. Since stocks are not actively traded in the Fund, transaction costs are kept to a minimum. In addition, like all funds in the SchwabFunds Family(R), the Schwab 1000 Fund does not charge sales loads or 12b-1 fees, which can diminish your returns over time 4.

3 Source: Morningstar, Inc. Portfolio turnover for 323 U.S. growth and income funds as of 8/31/95.
4 A redemption fee of 0.50% of the proceeds will be charged by the Fund for redemption of shares held less than 6 months.

To further enhance your potential returns, effective July 1, 1995, the Schwab 1000 Fund(R) lowered its operating expense ratio from 0.55% to 0.49% -- well below the industry average of 1.25% for U.S. growth & income funds 5.

LOOKING FORWARD

By most standards, the Fund's 1995 fiscal year has been an excellent period for equity investors, but it's important to remember that stocks are best viewed as a long-term investment. When held over the long-term, stocks have outperformed most other U.S. investments--including corporate bonds, U.S. Treasury bills and certificates of deposit--and have helped investors keep pace with or ahead of inflation and realize capital appreciation 6. Looking forward, we believe the Schwab 1000 Fund will continue to offer you a convenient, cost-effective way to capitalize on the U.S. stock market's long-term growth potential.

Thank you for placing your confidence in SchwabFunds(R). We recognize that we earn your trust day-by-day, and we look forward to continuing to help you meet your investment goals.

CHARLES SCHWAB INVESTMENT MANAGEMENT, INC.

--------------------------------------------------------------------------------
   NEW PORTFOLIO MANAGEMENT TEAM

   As of June 1, 1995, Charles Schwab Investment Management, Inc. has been responsible for providing all investment advisory services to the Schwab 1000 Fund. Prior to that date, Dimensional Fund Advisors, Inc. served as sub-adviser to the Fund. We believe shareholders will benefit from this change because we are better able to meet your service needs, respond to your inquiries and prepare shareholder communications. We have assembled an experienced and talented portfolio management team whose primary responsibility is managing the SchwabFunds equity portfolios.

--------------------------------------------------------------------------------


5 Source: Morningstar, Inc. Average operating expenses of 394 U.S. growth and income funds as of 8/31/95.
6 Source: Ibbotson Associates. CORPORATE BONDS GENERALLY OFFER BOTH FIXED RATE OF RETURN AND PRINCIPAL VALUE IF HELD TO MATURITY. THE RETURN AND PRINCIPAL VALUE OF STOCKS FLUCTUATE DUE TO CHANGING INTEREST RATES OR OTHER MARKET CONDITIONS. STOCK PERFORMANCE IS GENERALLY CHARACTERIZED BY GREATER VOLATILITY OVER SHORT-TERM PERIODS. CERTIFICATES OF DEPOSIT OFFER FIXED RATES OF RETURN AND ARE FDIC INSURED.

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM OF
CHARLES SCHWAB INVESTMENT MANAGEMENT, INC.

Stephen B. Ward - Senior Vice President and Chief Investment Officer Geri Hom - Portfolio Manager

Q. TO WHAT DO YOU ATTRIBUTE THE SCHWAB 1000 FUND'S(R) STRONG PERFORMANCE DURING THE 12-MONTH REPORTING PERIOD?

A. During the 12-month reporting period, the U.S. stock market experienced strong gains with all major domestic equity indices achieving new highs during the period. The Fund's performance was further enhanced by the fact that stocks with larger market capitalization, such as those in the Schwab 1000 Index(R), experienced greater returns than smaller capitalized stocks.

Even though the Federal Reserve's series of increases in the federal funds rate (from 3.0% in January 1994 to 6.0% in February 1995) was successful at slowing the rate of economic growth during the first and second quarters of 1995, the domestic equities market continued its strong rally. The most significant factor contributing to the strong performance of the U.S. stock market appeared to be the strong growth in corporate earnings. Based on value measures such as the ratio of price to book value and dividend yield, most domestic equity indices experienced record or near record highs during the reporting period. Alternatively, because of the strong growth in corporate earnings, the price/earnings ratio of the S&P 500, at approximately 16 as of August 31, 1995, has experienced a steady decline from its 1992 high of approximately 26.

Corporate earnings also benefited from the weak U.S. dollar during the first seven months of 1995. The falling dollar boosted U.S. exports significantly and also bolstered the earnings of U.S. companies with extensive overseas operations.

Merger activity in large capitalization issues helped to support the strong stock market. Examples of such mega mergers during the period were Disney's $19 billion offer for Capital Cities/ABC, Westinghouse's $5.4 billion bid for CBS, IBM's $3.3 billion offer for Lotus Development, and Union Pacific's $5.4 billion bid for Southern Pacific.

Q. WHAT ACCOUNTS FOR THE DIFFERENCE BETWEEN THE PERFORMANCE OF THE SCHWAB 1000 FUND AND THE SCHWAB 1000 INDEX?

A. The Schwab 1000 Index is a theoretical return of a group of stocks representing the 1,000 largest U.S. corporations (excluding investment companies), ranked by market capitalization. Unlike the Fund, the Index does not incur management and other Fund costs which reduces returns to the shareholders. In addition, the Fund, unlike the Index, holds a small portion of its balances in cash to meet shareholder redemptions and pay expenses. The cash portion earns interest at money market rates, which may be more or less than the returns of the Index during a given period. The weighting of any particular security in the Fund can be greater or less than the actual weighting in the Index.

Also accounting for the difference in the performance, is the Fund's goal to minimize capital gain distributions. In order to avoid the excessive realization of capital gains, the Fund may continue to hold certain stocks which are no longer in the Index. Depending on the performance of these non-Index stocks, this practice can contribute positive or negative tracking error to the Fund. Combined, these factors cause the difference in the returns of the Fund compared to the Index, a difference referred to as the Fund's "tracking error."

Q. HOW DID THE PERFORMANCE OF THE SCHWAB 1000 INDEX(R) COMPARE TO THE S&P 500 INDEX(R) DURING THE REPORTING PERIOD?

A. During the period, the total return of the Schwab 1000 Index was 21.90%, outperforming the S&P 500 which returned 21.07% 7. (In addition, since the inception of the Schwab 1000 Fund on April 2, 1991, both the Fund and the Index have outperformed the S&P 500's cumulative total return, as the chart below illustrates.) The S&P 500 includes 500 large market capitalization stocks as determined by the Standard & Poor's Index Committee. Stocks in the S&P 500 are chosen for market size, liquidity, and industry group representation. The Schwab 1000 Index is much broader, including the common stocks of the 1,000 largest operating U.S. corporations (excluding investment companies) ranked by

      COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT
         IN THE SCHWAB 1000 FUND(R), THE SCHWAB 1000 INDEX(R) AND THE
                        STANDARD & POOR'S 500 INDEX(R)

[Line graph comparing value of $10,000 investment for the period 4/2/91 to 8/31/95 between the Schwab 1000 Index(R) $17,245, the Schwab 1000 Fund(R) $16,936, and the S&P 500 Index(R) $16,774]

                Schwab 1000 Fund Average Annual
             Total Returns Through August 31, 1995
             -------------------------------------
                One Year         Since Inception
                 21.23%               12.66%


DATE            1000 INDEX          SCHWAB 1000          S&P 500
----            ----------          -----------         ----------
04/02/91        $10,000.00          $10,000.00          $10,000.00
April           $ 9,898.49          $ 9,910.00          $ 9,907.51
May             $10,310.50          $10,320.00          $10,334.91
June            $ 9,839.63          $ 9,850.00          $ 9,861.45
July            $10,309.65          $10,320.00          $10,321.08
August          $10,591.15          $10,600.00          $10,565.60
September       $10,454.66          $10,460.00          $10,388.78
October         $10,625.27          $10,630.00          $10,528.47
November        $10,226.90          $10,240.00          $10,104.23
December        $11,411.75          $11,425.00          $11,259.81
January 92      $11,271.86          $11,283.00          $11,049.98
February        $11,415.17          $11,425.00          $11,193.09
March           $11,162.67          $11,171.00          $10,975.40
April           $11,392.14          $11,404.00          $11,297.56
May             $11,425.96          $11,404.00          $11,352.94
June            $11,256.50          $11,465.00          $11,184.12
July            $11,728.23          $11,726.00          $11,641.03
August          $11,485.97          $11,480.00          $11,402.78
September       $11,646.34          $11,623.00          $11,536.78
October         $11,763.20          $11,746.00          $11,576.64
November        $12,233.22          $12,208.00          $11,970.82
December        $12,427.71          $12,398.00          $12,117.74
January 93      $12,538.60          $12,502.00          $12,219.06
February        $12,632.43          $12,595.00          $12,385.60
March           $12,948.05          $12,896.00          $12,646.91
April           $12,582.96          $12,533.00          $12,341.23
May             $12,956.58          $12,896.00          $12,671.37
June            $13,023.97          $12,958.00          $12,708.46
July            $12,989.00          $12,905.00          $12,657.00
August          $13,492.28          $13,397.00          $13,137.60
September       $13,453.89          $13,355.00          $13,036.40
October         $13,654.35          $13,544.00          $13,306.30
November        $13,462.42          $13,355.00          $13,179.49
December        $13,700.42          $13,592.00          $13,338.83
January 94      $14,136.31          $14,005.00          $13,800.32
February        $13,780.60          $13,645.00          $13,417.88
March           $13,168.98          $13,042.00          $12,835.38
April           $13,325.94          $13,190.00          $12,999.67
May             $13,488.02          $13,349.00          $13,211.57
June            $13,127.19          $12,988.00          $12,887.88
July            $13,557.96          $13,405.00          $13,310.61
August          $14,146.55          $13,971.00          $13,855.00
September       $13,824.96          $13,651.00          $13,516.95
October         $14,094.52          $13,918.00          $13,819.73
November        $13,589.52          $13,416.00          $13,316.69
December        $13,766.95          $13,577.00          $13,513.78
January 95      $14,120.96          $13,923.00          $13,863.78
February        $14,700.16          $14,474.00          $14,403.09
March           $15,094.26          $14,852.00          $14,827.41
April           $15,475.56          $15,219.00          $15,263.07
May             $16,047.94          $15,770.00          $15,872.72
June            $16,489.81          $16,191.00          $16,240.96
July            $17,110.81          $16,981.00          $16,778.54
August          $17,244.73          $16,936.00          $16,773.51

    Past performance is no guarantee of future results. Principal value and investment returns will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

    The performance graph compares a hypothetical $10,000 investment in the Schwab 1000 Fund since inception with hypothetical investments in the Schwab 1000 Index and the Standard & Poor's 500 Index. Indices are unmanaged and other expenses associated with an investment of all dividends, but, unlike the Fund, do not reflect the payment of advisory fees and other expenses associated with an investment on the Fund. Fund total return assumes the reinvestment of all dividends.


7 Past performance of the Schwab 1000 Index is not indicative of future performance of the Schwab 1000 Fund. Principal value and investment returns will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

market capitalization. Based on market capitalization, the Schwab 1000 Index(R) represents approximately 85% of the U.S. stock market, while the S&P 500 represents approximately 70%, as of August 31, 1995.

Q.  WHICH INDUSTRY SECTORS WERE THE BEST PERFORMERS DURING THE PERIOD?

A. The technology sector was clearly the strongest performing sector during the period. This sector, which comprised approximately 16% of Fund assets as of August 31, 1995 achieved an overall industry total return of 49.8% 8 during the reporting period. Other sectors with strong performance during the period were consumer non-durables, which represented 30% of Fund assets and achieved an overall industry total return of 19.5% 8, and transportation, which represented 2% of Fund assets and achieved an overall industry total return of 18.9% 8.

Q. RECENTLY THERE HAS BEEN A SIGNIFICANT AMOUNT OF PRESS COVERAGE ON INDEX INVESTING. WHAT IS INDEX INVESTING, AND WHAT MAKES IT SUCH AN ATTRACTIVE INVESTMENT STRATEGY?

A. Although index investing has broad appeal among institutional investors, it is actually a fairly simple concept. The investment manager's objective is to replicate the performance of an index by either investing in substantially all the securities in the index or by investing in a representative sample of the securities in the index. Index investing is frequently referred to as a "passive" strategy. As contrasted with "active" strategies, a passive strategy does not attempt to "make bets" on particular industry sectors or individual securities which the investment manager believes will out-perform the market.

The primary advantages of index investing may include the opportunity to achieve a particular market return, the ability to purchase a diversified portfolio of securities and reduced costs to shareholders by offering lower management fees and lower total operating expenses. When compared to actively managed funds, passively managed funds generally have lower portfolio turnover, lower transaction costs, and they attempt to remain as fully invested as possible. Over time, these strategies may help to enhance shareholders' after-tax returns.

In contrast, actively managed funds may periodically maintain varying levels of cash positions in an effort to enhance returns by "timing" market movements as well as to maintain liquidity for future redemptions. Over time, being fully invested with a low cash position level, will generally provide a potential for higher returns. For example, as of July 31, 1995 the Investment Company Institute reported that the average cash equivalent position for all growth and income funds was 6.7%. This is significantly greater than the Schwab 1000 Fund(R) which had a cash equivalent position of 0.6% as of August 31, 1995.


8 Source: Wilshire 5000 Index Total Return as calculated by Wilshire Associates, Inc. These total returns do not represent those of the Schwab 1000 Index or the Schwab 1000 Fund.

SchwabFunds(R)                                                                 1
--------------------------------------------------------------------------------
SCHWAB 1000 FUND(R)
STATEMENT OF NET ASSETS
August 31, 1995
--------------------------------------------------------------------------------

                                Number        Value
                              of Shares      (000s)
                              ---------     --------
COMMON STOCK--99.3%
3COM Corp.*                     24,800      $   964
ADC Telecommunications, Inc.*    9,600          370
ADVANTA Corp. Class A            6,100          254
ADVANTA Corp. Class B            4,800          179
AES Corp.*                      10,359          193
AFLAC Inc.                      14,950          611
AGCO Corp.                       3,300          160
ALLTEL Corp.                    32,800          927
ALZA Corp.*                     11,600          276
AMBAC Inc.                       5,300          224
AMP Inc.                        33,700        1,369
AMR Corp.*                      13,400          945
ARCO Chemical Co.               16,600          801
AST Research, Inc.*              1,124           15
AT&T Capital Corp.               6,900          218
AT&T Corp.                     258,117       14,584
Abbott Laboratories            130,300        5,049
Acclaim Entertainment, Inc.*     7,000          178
Adaptec, Inc.*                   9,200          391
Adobe Systems Inc.              10,900          555
Adtran, Inc.*                    5,600          174
Advanced Micro Devices, Inc.    18,000          608
Aetna Life & Casualty Co.       19,400        1,324
Ahmanson (H.F.) & Co.           17,800          423
Air Products & Chemicals,
 Inc.                           17,200          922
Air Touch Communications*      117,500        3,819
Airgas, Inc.*                    4,300          118
Albemarle Corp.                  9,400          154
Alberto-Culver Co. Class A       1,500           38
Alberto-Culver Co. Class B
 (Convertible)                   4,500          128
Albertson's, Inc.               42,900        1,367
Alco Standard Corp.              9,500          765
Alexander & Alexander
 Services Inc.                   6,500          150
Alexander & Baldwin, Inc.        6,700          154
Alleghany Corp.                  1,040          176
Allegheny Ludlum Corp.          10,000          210
Allegheny Power System, Inc.    21,100          514
Allen Group Inc.*                4,000          131
Allergan, Inc.                   9,700          295
Alliance Semiconductor Corp.*    5,700          224
AlliedSignal Inc.               47,300        2,099
Allmerica Property & Casualty
 Companies, Inc.                 8,700          210
Allstate Financial Corp.       119,124        4,035
Altera Corp.*                    6,200          388
Alumax Inc.*                     6,500          222
Aluminum Co. of America         29,700        1,697
AmSouth Bancorporation           8,200          306
Amdahl Corp.*                   16,100          147
Amerada Hess Corp.              16,600          786
America Online, Inc.*            6,800          448
American Brands, Inc.           30,100        1,264
American Electric Power Co.,
 Inc.                           30,600        1,044
American Express Co.            81,100        3,274
American Financial Group,
 Inc.                            6,900          213
American General Corp.          34,600        1,220
American Greetings Corp.
 Class A                        11,700          361
American Home Products Corp.    50,600        3,896
American International Group,
 Inc.                           77,325        6,234
American National
 Insurance Co.                   3,900          224
American Power Conversion
 Corp.*                         14,000          235
American Re Corp.                6,800          272
American Stores Co.             27,700          814
American Water Works
 Co., Inc.                       4,800          143
Ameritech Corp.                 89,800        4,602
Amgen Inc.*                     42,600        2,042
Amoco Corp.                     81,000        5,164
Amphenol Corp. Class A*          6,500          159
Anadarko Petroleum Corp.         8,500          406
Analog Devices, Inc.*           11,200          388
Andrew Corp.*                    5,750          337
Anheuser-Busch Companies,
 Inc.                           42,200        2,411
Anixter International, Inc.*     4,300          162
Aon Corp.                       17,350          677
Apache Corp.                    10,500          306
Apple Computer, Inc.            19,700          848
Applied Materials, Inc.*        14,500        1,512
Archer-Daniels-Midland Co.      85,361        1,419
Argonaut Group, Inc.             3,200           97
Armstrong World Industries,
 Inc.                            5,600          321
Arrow Electronics, Inc.          9,000          488
Arrow International, Inc.        3,100          126
Arvin Industries, Inc.           1,300           28
Asarco Inc.                      5,800          188
Ascend Communications, Inc.*     3,600          232
Ashland, Inc.                   11,100          364
Associated Group Inc.
 Class B*                        1,200           25
Atlanta Gas Light Co.            3,800          140
Atlantic Energy, Inc.            7,800          148
Atlantic Richfield Co.          26,100        2,848
Atlantic Southeast Airlines,
 Inc.                            5,000          124
Atmel Corp.*                    19,200          606
AutoZone, Inc.*                 25,500          685
Autodesk, Inc.                   7,200          333
Automatic Data Processing,
 Inc.                           23,500        1,528
Avery Dennison Corp.             7,900          324
Avnet, Inc.                      6,100          314
Avon Products, Inc.             10,400          735
BFGoodrich Co.                   3,900          232
BHC Communications, Inc.
 Class A                         3,700          336
BIC Corp.                        3,700          147
BMC Software, Inc.*              7,600          323
Baby Superstore, Inc.*           2,900          136
Baker Hughes Inc.               21,200          477
Ball Corp.                       4,400          150
Baltimore Gas & Electric Co.    25,650          673
Banc One Corp.                  65,110        2,189
Bancorp Hawaii, Inc.             6,175          207
Bandag, Inc.                     4,000          238
Bandag, Inc. Class A             1,800           99
Bank South Corp.                 7,500          171
Bank of Boston Corp.            17,100          752
Bank of New York Co., Inc.      31,600        1,375
BankAmerica Corp.               61,395        3,469

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Number       Value
                              of Shares     (000s)
                              ---------    --------
Bankers Life Holdings
 Corporation                     6,900      $   131
Bankers Trust New York Corp.    13,400          923
Bard (C.R.), Inc.                7,600          236
Barnes & Noble, Inc.*            5,100          200
Barnett Banks, Inc.             16,088          919
Battle Mountain Gold Co.        17,700          175
Bausch & Lomb Incorporated       8,600          342
Baxter International Inc.       45,200        1,763
Bay Networks, Inc.*             19,882          943
BayBanks, Inc.                   2,800          224
Bear Stearns Companies Inc.     17,548          362
Beckman Instruments, Inc.        4,300          123
Becton, Dickinson & Co.         11,900          671
Bed Bath & Beyond, Inc.*         4,900          134
Bell Atlantic Corp.             70,926        4,238
BellSouth Corp.                 80,800        5,555
Belo (A.H.) Corp. Class A        6,000          211
Bemis Co., Inc.                  7,400          215
Beneficial Corp.                 7,900          388
Bergen Brunswig Corp.
 Class A                         6,483          135
Berkley (W.R.) Corp.               100            4
Berkshire Hathaway Inc.*           210        5,355
Best Buy Co., Inc.*              5,800          158
Bethlehem Steel Corp.*          16,600          243
Betz Laboratories, Inc.          4,100          172
Beverly Enterprises, Inc.*      18,400          244
Biogen, Inc.*                    4,700          258
Biomet, Inc.*                   16,900          274
Black & Decker Corp.            12,500          405
Block (H&R), Inc.               18,700          729
Block Drug Co., Inc. Class A     1,901           74
Boatmen's Bancshares, Inc.      19,200          712
Bob Evans Farms, Inc.            6,400          115
Boeing Co.                      56,200        3,583
Boise Cascade Corp.              6,500          279
Boston Chicken, Inc.*            6,300          152
Boston Edison Co.                6,900          177
Boston Scientific Corp.*        24,271          965
Bowater Inc.                     5,300          253
Boyd Gaming Corp.*               8,700          126
Briggs & Stratton Corp.          4,300          163
Brinker International, Inc.*    10,725          180
Bristol-Myers Squibb Co.        82,700        5,675
Broderbund Software, Inc.*       3,900          287
Brooklyn Union Gas Co.           7,350          185
Brown-Forman Corp. Class B      10,500          389
Browning-Ferris Industries,
 Inc.                           33,900        1,140
Brunswick Corp.                 13,400          270
Burlington Northern Inc.        14,700        1,018
Burlington Resources Inc.       22,000          894
CBI Industries, Inc.             5,700          140
CBS Inc.                        10,500          837
CIGNA Corp.                     12,400        1,200
CIPSCO Inc.                      5,000          164
CMS Energy Corp.                12,500          308
CNA Financial Corp.*            10,500        1,007
CPC International Inc.          23,100        1,452
CSX Corp.                       17,000        1,403
CUC International Inc.*         30,525        1,042
Cabletron Systems, Inc.*        12,050          637
Cablevision Systems Corp.
 Class A*                        3,500          229
Cabot Corp.                      5,400          260
Cadence Design Systems, Inc.*    5,500          199
California Energy Co., Inc.*    14,600          305
Callaway Golf Co.               10,000          155
Campbell Soup Co.               41,600        1,903
Canandaigua Wine Co., Inc.
 Class A*                        6,600          312
Capital Cities/ABC, Inc.        24,900        2,864
Capital One Financial Corp.     10,000          260
Cardinal Health, Inc.            6,362          340
Caremark International, Inc.    10,475          217
Carolina Power & Light Co.      28,500          873
Cascade Communication*           4,100          187
Case Corp.                      12,000          453
Caterpillar Inc.                33,300        2,235
Centerior Energy Corp.          21,100          227
Centex Corp.                    10,200          298
Centocor, Inc.*                 10,600          129
Central & South West
 Services Corp.                 34,800          853
Central Fidelity Banks, Inc.     5,850          190
Century Communications Corp.
 Class A*                       13,137          131
Century Telephone
 Enterprises, Inc.               8,850          247
Ceridian Corp.                   7,700          337
Cerner Corp.*                    4,400          150
Champion International Corp.    16,000          906
Chase Manhattan Corp.           30,000        1,725
Chemical Banking Corp.          38,530        2,244
Chevron Corp.                  107,900        5,220
Chiron Corp.*                    7,403          664
Chris-Craft Industries, Inc.*    4,423          199
Chrysler Corp.                  60,800        3,276
Chubb Corp.                     14,300        1,305
Cincinnati Bell Inc.             9,400          256
Cincinnati Financial Corp.       9,560          498
Cincinnati Milacron Inc.         5,100          169
Cinergy Corp.                   23,265          596
Cintas Corp.                     6,600          249
Circuit City Stores, Inc.       14,200          490
Circus Circus Enterprises,
 Inc.*                          15,400          504
Cirrus Logic, Inc.*              9,200          502
Cisco Systems, Inc.*            44,700        2,931
Citicorp                        66,100        4,387
Citizens Utilities Co. Class
 A*                             31,800          350
Citizens Utilities Co. Class
 B                               7,737           85
Clayton Homes, Inc.             10,862          257
Clear Channel
 Communications, Inc.*           2,300          172
Clorox Co.                       8,000          541
Coastal Corp.                   15,400          504
Coca-Cola Co.                  206,800       13,287
Coca-Cola Enterprises Inc.      21,200          490
Cognex Corp.*                    2,900          144
Coleman Co., Inc.*               3,600          136
Colgate-Palmolive Co.           24,100        1,639
Coltec Industries Inc.*         10,300          155
Columbia Gas System, Inc.*       7,600          268
Columbia/HCA Healthcare Corp.   71,272        3,350
Comcast Corp. Class A            6,000          128
Comcast Corp. Special
 Class A                        41,900          898

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 3
--------------------------------------------------------------------------------
SCHWAB 1000 FUND(R)
STATEMENT OF NET ASSETS
August 31, 1995
--------------------------------------------------------------------------------

                                Number       Value
                              of Shares      (000s)
                              ---------     --------
Comdisco, Inc.                   4,815      $   147
Comerica Inc.                   19,264          686
Commerce Bancshares, Inc.        6,720          240
Compaq Computer Corp.*          41,600        1,986
Compass Bancshares, Inc.         4,850          146
Computer Associates
 International, Inc.            25,700        1,786
Computer Sciences Corp.*         8,300          500
Compuware Corp.*                 7,000          159
Comsat Corp. Series 1            7,000          163
ConAgra, Inc.                   41,224        1,561
Conrail, Inc.                   13,800          928
Conseco, Inc.                    4,000          201
Consolidated Edison Co. of
 New York, Inc.                 39,700        1,122
Consolidated Freightways,
 Inc.                            7,900          204
Consolidated Natural Gas Co.    17,600          680
Consolidated Papers, Inc.        6,600          399
Consolidated Stores Corp.*       6,400          141
Cooper Industries, Inc.         20,700          787
Cooper Tire & Rubber Co.        12,500          325
Cordis Corp.*                    3,100          240
Corestates Financial Corp.      25,000          925
Corning Inc.                    36,800        1,201
Corporate Express, Inc.*         6,400          150
Countrywide Credit
 Industries, Inc.               20,885          459
Cox Communications, Inc.
 Class A*                       41,306          816
Cracker Barrel Old Country
 Store, Inc.                     8,700          178
Crane Co.                        4,600          166
Credit Acceptance Corp.*         7,000          151
Crestar Financial Corp.          5,400          304
Crown Cork & Seal Co., Inc.*    15,200          684
Crown Vantage Inc.*              1,360           33
Cummins Engine Co., Inc.         5,900          232
Cypress Semiconductor Corp.*     7,800          356
Cyprus Amax Minerals Co.        13,300          372
Cytec Industries Inc.*           1,585           96
DPL Inc.                        15,850          353
DQE, Inc.                       11,550          276
DSC Communications Corp.*       20,100        1,054
Dana Corp.                      16,300          487
Danaher Corp.                    8,300          274
Darden Restaurants, Inc.*       23,600          242
Dayton Hudson Corp.             12,700          929
Dean Foods Co.                   6,150          163
Dean Witter, Discover & Co.     27,995        1,428
Deere & Co.                     15,000        1,283
Dell Computer Corp.*             8,500          654
Delmarva Power & Light Co.       8,700          189
Delta Air Lines, Inc.            9,400          699
Deluxe Corp.                    12,200          381
Dentsply International Inc.      4,100          152
Department 56 Inc.*              4,400          195
Deposit Guaranty Corp.           3,000          117
Destec Energy, Inc.*            23,900          379
Detroit Edison Co.              26,600          815
Dial Corp.                      14,100          338
Diebold, Inc.                    5,275          246
Digital Equipment Corp.*        25,500        1,065
Dillard Department Stores,
 Inc. Class A                   22,200          685
Dime Bancorp Inc. (New)*        24,926          302
Disney (Walt) Co.               85,300        4,787
Dole Food Company, Inc.          8,600          282
Dollar General Corp.             9,888          260
Dominion Resources, Inc.        28,650        1,035
Donnelley (R.R.) & Sons Co.     24,800          942
Dover Corp.                      8,600          686
Dow Chemical Co.                45,400        3,360
Dow Jones & Co., Inc.           14,500          531
Dresser Industries, Inc.        32,060          769
Du Pont (E.I.) de Nemours
 & Co.                         101,700        6,649
Duke Power Co.                  34,200        1,389
Dun & Bradstreet Corp.          28,100        1,626
Duracell International, Inc.    20,500          915
EG&G, Inc.                       7,200          137
EMC Corp.*                      37,400          767
ENSERCH Corp.                    9,500          156
Eastman Chemical Co.            14,725          952
Eastman Kodak Co.               56,100        3,233
Eaton Corp.                     14,400          779
Echlin Inc.                      8,800          304
Eckerd (Jack) Corp.*             4,500          165
Ecolab Inc.                      9,400          257
Edwards (A.G.) & Sons, Inc.      8,562          209
El Paso Natural Gas Co.          4,941          139
Electronic Arts Inc.*            7,400          281
Emerson Electric Co.            38,700        2,762
Engelhard Corp.                 24,687          697
Enron Corp.                     40,100        1,348
Enron Oil & Gas Co.             26,400          614
Ensco International Inc.*        8,400          151
Entergy Corp.                   35,721          857
Equifax Inc.                    11,500          447
Equitable Companies, Inc.       30,100          775
Equitable Resources, Inc.        5,100          142
Equitable of Iowa Companies      4,700          175
Ethyl Corp.                     17,300          188
Exide Corp.                      2,700          141
Exxon Corp.                    203,300       13,977
FHP International Corp.*         5,500          136
FINA, Inc. Class A               4,000          185
FMC Corp.*                       5,500          424
FORE Systems, Inc.*              3,700          126
FPL Group, Inc.                 30,200        1,174
Family Dollar Stores, Inc.       8,700          159
Fastenal Co.                     5,200          172
Federal Express Corp.*          10,300          739
Federal Home Loan
 Mortgage Corp.                 28,800        1,850
Federal National Mortgage
 Association                    44,100        4,206
Federal Paper Board
 Co., Inc.                       6,400          254
Federal Signal Corp.             5,866          127
Federated Department
 Stores, Inc.*                  29,700          802
Fifth Third Bancorp             12,150          680
Finova Group, Inc.               4,000          163
First American Corp.             4,000          171
First Bank System, Inc.         23,800        1,086
First Brands Corp.               3,200          140
First Chicago Corp.             15,600          989
First Colony Corp.               7,550          185

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                Number       Value
                              of Shares      (000s)
                              ---------     --------
First Commerce Corp.             4,562       $  147
First Data Corp.                21,100        1,232
First Empire State Corp.           900          165
First Fidelity Bancorp          14,100          922
First Financial
 Management Corp.                9,950          897
First Hawaiian, Inc.             5,000          141
First Interstate Bancorp        13,100        1,251
First Security Corp.             7,175          225
First Tennessee National
 Corp.                           5,050          267
First USA, Inc.                  8,200          377
First Union Corp.               29,288        1,468
First Virginia Banks, Inc.       4,750          195
First of America Bank
 Corporation                     9,200          407
Firstar Corp.                   11,000          408
Firstmerit Corp.                 5,400          142
Fiserv, Inc.*                    5,675          163
Fleet Financial Group, Inc.     25,400          940
Fleetwood Enterprises, Inc.      6,700          131
Fleming Companies, Inc.          5,800          169
FlightSafety International,
 Inc.                            4,800          213
Florida Progress Corp.          14,400          437
Flowers Industries, Inc.         6,100          126
Fluor Corp.                     14,000          819
Food Lion, Inc. Class A         75,450          431
Food Lion, Inc. Class B         34,800          199
Ford Motor Co.                 168,500        5,160
Forest Laboratories, Inc.        6,800          304
Foster Wheeler Corp.             4,800          177
Foundation Health Corp.*         8,200          284
Fourth Financial Corp.           3,800          136
Franklin Resources, Inc.        13,700          754
Freeport-McMoRan Copper &
 Gold Inc. Class A              29,531          690
Freeport-McMoRan Copper &
 Gold Inc. Class B*             17,894          418
Freeport-McMoRan Inc.*          25,500          143
Fritz Cos., Inc.*                2,500          179
Frontier Corp.                  32,200          898
Fruit of the Loom, Inc. Class
 A*                             11,300          266
GATX Corp.                       2,600          134
GEICO Corp.                     11,100          758
GTE Corp.                      158,000        5,787
GTECH Holdings Corp.*            5,700          165
Gannett Co., Inc.               22,300        1,193
Gap, Inc.                       25,000          803
Gartner Group Inc. Class A*      5,600          160
Gateway 2000 Inc.*              11,100          297
Gaylord Entertainment Co.
 Class A                        14,390          399
Genentech, Inc.*                19,700          928
General Dynamics Corp.          11,400          600
General Electric Co.           276,200       16,261
General Instrument Corp.*       21,000          767
General Mills, Inc.             26,600        1,373
General Motors Corp.           123,900        5,823
General Motors Corp. Class E    70,600        3,292
General Motors Corp. Class H    13,000          518
General Nutrition
 Companies, Inc.*                5,700          238
General Public Utilities
 Corp.                          17,100          489
General Re Corp.                13,800        2,051
General Signal Corp.             6,600          234
Genuine Parts Co.               19,950          786
Genzyme Corp. General
 Division*                       6,000          335
Genzyme Corp. Tissue Repair*       378            5
Geon Co.                         3,800          101
Georgia Gulf Corp.               5,600          186
Georgia-Pacific Corp.           15,300        1,377
Giant Food Inc. Class A          8,700          271
Gillette Co.                    74,000        3,090
Glatfelter (P.H.) Co.            5,700          128
Glenayre Technologies, Inc.*     6,400          418
Global Marine, Inc.             51,500          348
Golden West Financial Corp.      8,800          420
Goodyear Tire & Rubber Co.      25,700        1,028
Grace (W.R.) & Co.              16,900        1,126
Grainger (W.W.), Inc.            7,500          446
Grand Casinos, Inc.*             3,400          125
Great Atlantic & Pacific
 Tea Co., Inc.                   5,700          162
Great Lakes Chemical Corp.      10,000          661
Great Western Financial Corp.   24,300          568
Green Tree Financial
 Corporation                    12,000          699
Greenpoint Financial Corp.       7,000          194
Guidant*                        14,000          354
HBO & Co.                        6,300          345
HFS, Inc.*                       8,200          384
Halliburton Co.                 19,600          831
Hanna (M.A.) Co.                 7,150          200
Hannaford Bros. Co. Inc.         5,800          149
Harcourt General, Inc.          11,200          466
Harley-Davidson, Inc.           15,700          436
Harnischfeger Industries
 Corp.                           6,300          232
Harrahs Entertainment Inc.*     15,400          491
Harris Corp.                     5,500          317
Harsco Corp.                     3,700          207
Hartford Steam Boiler
 Inspection & Ins. Co.           2,700          125
Hasbro, Inc.                    13,150          426
Hawaiian Electric Industries,
 Inc.                            3,900          141
Health Care and
 Retirement Corp.*               6,700          211
Health Management Associates,
 Inc. Class A*                   6,075          204
Health Systems
 International, Inc.*            7,300          216
HealthCare Compare Corp.*        6,000          225
Healthsource, Inc.*              4,500          180
Healthsouth Corp.*              11,000          260
Heilig-Meyers Co.                7,350          162
Heinz (H.J.) Co.                39,900        1,691
Hercules Inc.                   20,400        1,135
Hershey Foods Corp.             13,200          790
Hewlett-Packard Co.             83,500        6,680
Hibernia Corporation
 Class A                        17,400          174
Hillenbrand Industries, Inc.    10,000          296
Hillhaven Corp.*                 5,000          139
Hilton Hotels Corp.              9,000          599
Home Depot, Inc.                78,366        3,125
Home Shopping Network, Inc.*    11,600          122
Homestake Mining Co.            19,800          327

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 5
--------------------------------------------------------------------------------
SCHWAB 1000 FUND(R)
STATEMENT OF NET ASSETS
August 31, 1995
--------------------------------------------------------------------------------

                                Number        Value
                              of Shares      (000s)
                              ---------     --------
Hon Industries Inc.              4,200       $  125
Honeywell Inc.                  22,900        1,002
Horizon/CMS Healthcare Corp.*    3,800           83
Hormel Foods Corp.              11,600          278
Host Marriott Corp.*            22,500          259
Houghton Mifflin Co.             5,200          254
Household International, Inc.   17,100          960
Houston Industries Inc.         20,900          886
Hubbell Inc. Class A               600           33
Hubbell Inc. Class B             4,969          291
Humana Inc.*                    23,900          436
Huntington Bancshares Inc.      20,402          448
IBP, Inc.                        6,700          330
IDEXX Laboratories, Inc.*        4,800          162
IMC Fertilizer, Inc.             4,200          266
IPALCO Enterprises, Inc.         5,500          190
ITT Corp.                       17,400        2,081
IVAX Corp.                      17,200          441
Idaho Power Co.                  5,400          142
Illinois Central Corp. Class
 A                               5,850          224
Illinois Tool Works Inc.        19,400        1,188
Illinova Corp.                  10,800          271
Infinity Broadcasting Corp.
 Class A*                        7,225          259
Informix Corp.*                 23,600          656
Ingersoll-Rand Co.              17,200          651
Inland Steel Industries, Inc.    8,600          235
Integra Financial Corp.          4,900          275
Integrated Device
 Technology, Inc.*               5,700          328
Intel Corp.                    135,400        8,319
International Business
 Machines Corp.                 94,600        9,779
International Flavors &
 Fragrances Inc.                18,500          886
International Game Technology   18,600          265
International Paper Co.         21,300        1,744
International Rectifier
 Corp.*                          3,800          154
International Speciality
 Products Inc.                  15,400          137
Interpublic Group of
 Companies, Inc.                15,100          587
Intuit Inc.*                     7,800          338
James River Corp. of Virginia   13,600          473
Jefferson Smurfit Corp.*        16,900          256
Jefferson-Pilot Corp.            7,100          446
John Nuveen Co.                  5,200          123
Johnson & Johnson              105,200        7,259
Johnson Controls, Inc.           5,800          353
Jones Apparel Group, Inc.*       3,300          115
Jostens, Inc.                    9,900          238
KLA Instruments Corp.*           3,500          298
KU Energy Corp.                  5,500          150
Kaiser Aluminum Corp.*           8,800          153
Kansas City Power & Light Co.    8,900          199
Kansas City Southern
 Industries, Inc.                6,700          295
Kellogg Co.                     35,200        2,376
Kelly Services, Inc. Class A     5,525          157
Kemet Corp.*                     2,900          165
Kennametal Inc.                  4,000          152
Kerr-McGee Corp.                 7,800          429
KeyCorp, Inc.                   41,423        1,284
Kimberly-Clark Corp.            26,000        1,661
King World Productions, Inc.*    5,500          209
Kmart Corp.                     80,700        1,100
Knight-Ridder, Inc.              7,700          433
Kohl's Corp.*                    5,100          240
Komag, Inc.*                     3,500          218
Kroger Co.*                     17,200          561
LCI International Inc.*          4,500          179
LG&E Energy Corp.                4,950          192
LIN Broadcasting Corp.*         10,200        1,309
LSI Logic Corp.*                21,100        1,039
LTV Corp.*                      19,200          300
La Quinta Inns, Inc.             7,200          216
Laboratory Corp. of America
 Holdings, Inc.*                18,648          259
Lafarge Corp.                    8,600          182
Lam Research Corp.*              3,700          222
Lancaster Colony Corp.           4,000          138
Lear Seating Corp.*              7,000          200
Lee Enterprises, Inc.            3,500          139
Leggett & Platt, Inc.            5,900          285
Lehman Brothers Holdings Inc.   15,880          377
Leucadia National Corp.          3,800          202
Lilly (Eli) and Co.             47,300        3,873
Limited, Inc.                   58,100        1,075
Lin Television Corp.*           10,550          382
Lincoln National Corp.          17,100          735
Linear Technology Corp.          5,600          452
Litton Industries, Inc.*         6,500          252
Liz Claiborne, Inc.             11,500          262
Lockheed Martin Corp.           33,392        2,033
Loctite Corp.                    5,300          254
Loews Corp.                     10,300        1,353
Lone Star Steakhouse &
 Saloon, Inc.*                   7,400          296
Long Island Lighting Co.        17,300          294
Longs Drug Stores Corp.          7,700          285
Longview Fibre Co.               8,000          129
Loral Corp.                     15,100          827
Louisiana Land &
 Exploration Co.                 4,700          180
Louisiana-Pacific Corp.         16,500          392
Lowe's Companies, Inc.          26,100          868
Lubrizol Corp.                   9,600          298
Lyondell Petrochemical Co.      12,100          333
MAPCO Petroleum Inc.             4,400          235
MBIA Corp.                       6,300          428
MBNA Corp.                      24,200          859
MCI Communications Corp.       112,200        2,700
MCN Corp.                        9,600          179
MFS Communications
 Company, Inc.*                  9,700          429
MGIC Investment Corp.            8,700          487
MGM Grand, Inc.*                 7,100          178
Mallinckrodt Group Inc.         11,300          425
Manor Care, Inc.                 9,550          309
Manpower Inc.                   10,700          308
Manville Corp.*                 18,000          266
Mark IV Industries, Inc.         7,974          177
Marriott International, Inc.    21,300          756
Marsh & McLennan
 Companies, Inc.                12,600        1,038
Marshall & Ilsley Corp.         13,328          335

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                Number      Value
                              of Shares     (000s)
                              ---------    --------
Martin Marietta Materials,
 Inc.                            6,400      $   122
Marvel Entertainment
 Group, Inc.*                   14,500          208
Masco Corp.                     27,400          767
Mattel, Inc.                    38,076        1,104
Maxim Integrated
 Products, Inc.*                 4,800          367
May Department Stores Co.       39,700        1,682
Maytag Corp.                    15,300          237
McClatchy Newspapers, Inc.
 Class A                         2,800           63
McCormick & Co., Inc.           11,400          252
McDonald's Corp.               113,500        4,143
McDonnell Douglas Corp.         19,200        1,541
McGraw-Hill, Inc.                9,000          709
McKesson Corp. New               6,700          291
Mead Corp.                       8,500          522
Medaphis Corp.*                  8,200          188
Media General, Inc. Class A      3,300          119
Medtronic, Inc.                 18,700        1,765
Mellon Bank Corp.               25,772        1,221
Melville Corp.                  15,800          527
Mentor Graphics Corp.*           8,000          154
Mercantile Bancorp Inc.          7,950          360
Mercantile Bankshares Corp.      6,750          178
Mercantile Stores Co., Inc.      5,300          243
Merck & Co., Inc.              202,054       10,077
Mercury Finance Co.             17,109          391
Mercury General Corp.            4,200          158
Meridian Bancorp, Inc.           8,300          331
Merrill Lynch & Co., Inc.       28,400        1,636
Merry-Go-Round
 Enterprises, Inc.*                200            1
Michigan National Corp.          2,000          215
Micro Warehouse, Inc.*           6,300          300
Microchip Technology, Inc.*      4,500          171
Micron Technology, Inc.         33,200        2,552
Microsoft Corp.*                95,200        8,800
Mid Atlantic Medical
 Services Inc.*                  7,800          145
Midamerican Energy Company      15,200          217
Midlantic Corp.                  7,600          392
Millipore Corp.                  7,400          258
Minerals Technologies, Inc.      3,400          123
Minnesota Mining &
 Manufacturing Co.              68,500        3,742
Minnesota Power & Light Co.      4,800          129
Mirage Resorts, Inc.*           13,350          459
Mitchell Energy & Development
 Corp. Class A                   8,000          144
Mitchell Energy & Development
 Corp. Class B                   3,900           68
Mobil Corp.                     64,900        6,182
Mobile Telecommunications
 Technologies Corp.*            10,900          334
Modine Manufacturing Co.         4,500          134
Molex Inc.                      14,356          614
Molex Inc. Class A               5,893          235
Monsanto Co.                    18,700        1,774
Montana Power Co.                7,900          174
Morgan (J.P.) & Co. Inc.        31,600        2,303
Morgan Stanley Group Inc.       12,600        1,095
Morrison Restaurants, Inc.       4,875           96
Morton International, Inc.      25,900          842
Motorola, Inc.                  95,700        7,154
Multimedia, Inc.*                5,300          226
Murphy Oil Corp.                 6,370          258
Mylan Laboratories Inc.         17,550          401
NBD Bancorp, Inc.               28,260        1,010
NGC Corp.*                      11,000          105
NICOR Inc.                       7,800          200
NIKE, Inc. Class B              12,600        1,167
NIPSCO Industries, Inc.          9,000          295
NYNEX Corp.                     69,800        3,141
Nabisco Holdings Corp.*          7,000          200
Nalco Chemical Co.               9,800          343
National City Corp.             24,840          739
National Fuel Gas Co.            5,800          163
National Gypsum Co. (New)*       3,500          187
National Semiconductor Corp.*   21,800          616
National Service Industries,
 Inc.                            7,200          209
NationsBank Corp.               44,184        2,712
Navistar International Corp.*   11,250          146
Nevada Power Co.                 6,000          122
New England Electric Co.         9,800          343
New York State Electric &
 Gas Corp.                      10,400          251
New York Times Co. Class A      15,313          381
Newell Co.                      23,674          592
Newmont Gold Co.                14,500          602
Newmont Mining Corp.            15,132          658
Nextel Communications, Inc.*    36,100          650
Niagara Mohawk Power Corp.      25,200          302
Nine West Group Inc.*            4,700          200
Noble Affiliates, Inc.           7,400          204
NorAm Energy Co.                25,215          180
Nordson Corp.                    2,700          153
Nordstrom, Inc.                 12,400          510
Norfolk Southern Corp.          22,200        1,571
Northeast Utilities             18,900          432
Northern States Power Co.       11,200          477
Northern Trust Corp.             7,950          356
Northrop Grumman Corp.           7,300          444
Northwest Airlines
 Corporation Class A*           16,000          576
Norwest Corp.                   53,488        1,611
Novell, Inc.*                   61,000        1,102
Novellus Systems, Inc.*          2,200          162
Nucor Corp.                     15,100          740
Occidental Petroleum Corp.      54,400        1,183
Office Depot, Inc.*             27,300          850
Officemax Inc.*                 11,400          268
Ogden Corp.                     10,388          242
Ohio Casualty Corp.              5,300          176
Ohio Edison Co.                 27,000          584
Oklahoma Gas & Electric Co.      5,700          202
Old Kent Financial Corp.         6,405          243
Old National Bancorp             3,335          115
Old Republic International
 Corp.                           8,400          232
Olin Corp.                       5,000          323
Olsten Corp.                     5,550          201
Omnicom Group Inc.               5,300          333
OrNda Healthcorp*                6,800          137
Oracle Systems Corp.*           70,950        2,842
Oryx Energy Co.*                14,200          192
Outback Steakhouse, Inc.*        6,250          202

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 7
--------------------------------------------------------------------------------
SCHWAB 1000 FUND(R)
STATEMENT OF NET ASSETS
August 31, 1995
--------------------------------------------------------------------------------

                                Number        Value
                              of Shares      (000s)
                              ---------     --------
Owens-Corning Fiberglas
 Corp.*                          7,600      $   298
Owens-Illinois, Inc.*           16,900          230
Oxford Health Plans, Inc.*       4,900          241
PACCAR Inc.                      5,660          278
PNC Bank Corp.                  39,300        1,032
PPG Industries, Inc.            34,600        1,479
PPL Resources, Inc.             23,220          508
PacifiCare Health Systems,
 Inc. Class A*                   1,700           93
PacifiCare Health Systems,
 Inc. Class B*                   5,600          319
PacifiCorp                      46,500          843
Pacific Enterprises             11,800          283
Pacific Gas & Electric Co.      71,500        2,056
Pacific Telecom, Inc.            5,800          173
Pacific Telesis Group           71,100        2,017
Paging Network, Inc.*            7,400          290
Paine Webber Group Inc.         17,625          339
Pall Corp.                      17,033          373
Panhandle Eastern Corp.         25,300          633
Parametric Technology Corp.*    10,300          570
Parker Hannifin Corp.           10,950          434
Paul Revere Corp.                6,900          121
Paychex, Inc.                    6,450          263
Peco Energy Co.                 34,500          919
Penney (J.C.) Co., Inc.         40,200        1,819
Pennzoil Co.                     7,000          308
Pentair, Inc.                    3,100          140
PeopleSoft, Inc.*                3,700          256
Peoples Energy Corp.             4,500          123
Pep Boys - Manny, Moe & Jack     8,700          239
PepsiCo, Inc.                  129,000        5,837
Perkin-Elmer Corp.               5,800          198
Perrigo Co.*                    12,100          162
Petsmart Inc.*                   7,400          224
Pfizer Inc.                    103,500        5,110
Phelps Dodge Corp.              12,400          786
Philip Morris Companies Inc.   139,100       10,380
Phillips Petroleum Co.          41,600        1,368
Phycor, Inc.*                    3,400          143
Picturetel Corp.*                2,400          135
Pinnacle West Capital Corp.     13,300          331
Pioneer Hi-Bred
 International, Inc.            12,700          545
Pitney Bowes Inc.               25,800        1,048
Pittston Service Group           5,500          140
Polaroid Corp.                   6,600          288
Policy Management
 Systems Corp.*                  3,000          149
Portland General Corp.           7,200          173
Potlatch Corp.                   4,300          170
Potomac Electric Power Co.      17,500          374
Praxair, Inc.                   20,900          543
Premark International, Inc.      9,300          487
Premier Industrial Corp.        12,850          308
Price (T. Rowe)
 Associates, Inc.                4,100          194
Price/Costco, Inc.*             31,304          532
Procter & Gamble Co.           112,400        7,798
Progressive Corp.               12,300          546
Promus Hotel Corp.*              7,700          159
Protective Life Corp.            3,800          108
Provident Life & Accident
 Ins. Co. of America Class B     5,600          146
Providian Corp.                 15,400          591
Public Service Co. of
 Colorado                        9,300          301
Public Service Enterprise
 Group Inc.                     40,500        1,114
Puget Sound Power &
 Light Co.                       9,200          199
Pyxis Corp.*                     5,400          122
QUALCOMM Inc.*                   9,600          469
Quaker Oats Co.                 23,100          803
Quantum Corp.*                   8,100          194
Questar Corp.                    6,100          186
Quorum Health Group, Inc.*       7,100          151
RJR Nabisco Holdings Corp.      55,036        1,569
RPM, Inc.                        8,700          173
Ralcorp Holdings, Inc.*          4,566          103
Ralston Purina Group            17,300          900
Raychem Corp.                    6,700          294
Rayonier, Inc.                   3,875          149
Raytheon Co.                    20,500        1,658
Read-Rite Corp.*                 7,000          286
Reader's Digest Association,
 Inc. Class A                   18,300          846
Reader's Digest Association,
 Inc. Class B                    3,200          134
Reebok International Ltd.       11,700          415
Regions Financial Corp.          6,650          268
Reliastar Financial Corp.        5,800          220
Republic New York Corp.          7,800          439
Revco D.S., Inc.*               10,000          198
Reynolds & Reynolds Co. Class
 A                               5,600          180
Reynolds Metals Co.             11,300          675
Rhone-Poulenc Rorer Inc.        23,600        1,044
Rite Aid Corp.                  11,900          333
Riverwood International Corp.    9,300          242
Roadway Services, Inc.           6,000          329
Rochester Gas & Electric
 Corp.                           5,900          131
Rockwell International Corp.    34,900        1,562
Rohm & Haas Co.                 11,900          711
Rollins, Inc.                    5,600          134
Rouse Co.                        6,700          140
Rubbermaid Inc.                 29,000          863
Russell Corp.                    5,900          162
Ryder System, Inc.              11,800          286
S3 Inc.*                         3,300          129
SAFECO Corp.                    11,300          732
SBC Communications, Inc.        98,428        4,983
SCANA Corp.                     13,800          321
SCE Corp                        74,600        1,240
SPS Transaction Services,
 Inc.*                           4,000          108
SUPERVALU Inc.                  10,200          302
SYSCO Corp.                     30,700          883
Safety-Kleen Corp.               8,600          116
Safeway Inc.*                   18,400          725
Salomon Inc                     15,900          610
San Diego Gas & Electric Co.    17,300          376
Santa Fe Energy
 Resources, Inc.*               13,600          129
Santa Fe Pacific Corp.          27,832          790
Santa Fe Pacific Gold Corp.     25,720          312
Sara Lee Corp.                  78,600        2,181
Scherer (R.P.) Corp.*            3,600          155
Schering-Plough Corp.           61,500        2,867
Scholastic Corp.*                2,800          173

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                Number       Value
                               of Shares     (000s)
                               ---------    --------
Schulman (A.), Inc.              5,462       $  146
Scientific-Atlanta, Inc.        11,700          234
Scott Paper Co.                 25,000        1,159
Scripps (E.W.) Co. Class A      14,875          500
Seagate Technology, Inc.*       10,400          460
Sealed Air Corp.*                4,800          253
Sears, Roebuck & Co.            62,800        2,033
Sensormatic Electronics Corp.   11,150          234
Service Corp. International     16,900          592
Shared Medical Systems Corp.     3,400          126
Shaw Industries, Inc.           20,100          302
Shawmut National Corp.          19,300          625
Sherwin-Williams Co.            13,900          499
Sigma-Aldrich Corp.              7,100          339
Signet Banking Corp.             8,300          217
Silicon Graphics, Inc.*         27,900        1,179
Silicon Valley Group, Inc.*      4,000          172
Smith (A.O.) Corp. Class B         900           22
Snap-on Tools Inc.               6,100          250
Solectron Corp.*                 5,600          199
Sonat Inc.                      13,000          413
Sonat Offshore Drilling, Inc.    4,300          147
Sonoco Products Co.             14,810          398
Sotheby's Holdings, Inc.
 Class A                        19,800          275
SouthTrust Corp.                11,425          294
Southern Co.                   108,700        2,296
Southern National Corp.         15,450          413
Southern New England
 Telecommunications              9,800          330
Southern Pacific Rail Corp.*    23,700          581
Southland Corporation*          55,000          205
Southwest Airlines Co.          23,300          603
Southwestern Public Service
 Co.                             6,000          180
Spelling Entertainment
 Group, Inc.                    13,200          173
Spiegel, Inc. Class A           15,700          185
Sprint Corp.                    58,434        2,074
St. Joe Paper Co.                4,300          263
St. Jude Medical, Inc.*          6,800          405
St. Paul Companies, Inc.        15,000          814
Standard Federal Bankcorp        4,700          183
Stanley Works                    6,400          283
Staples, Inc.*                  20,737          530
Star Banc Corp.                  4,100          217
Starbucks Corp.*                 6,000          240
State Street Boston Corp.       12,200          450
Sterling Software, Inc.*         3,700          165
Stewart & Stevenson
 Services, Inc.                  5,000          160
Stewart Enterprises, Inc.
 Class A*                        3,700          118
Stone Container Corp.*          16,000          348
Stop & Shop Companies, Inc.*     7,400          179
Storage Technology Corp.*        7,800          214
Stratacom Inc.*                  6,800          332
Stryker Corp.                    7,300          306
Student Loan Marketing
 Association                    12,000          650
Sun Co., Inc.                   15,900          423
Sun Microsystems, Inc.*         16,900          976
SunGard Data Systems Inc.*       4,800          131
Sunamerica, Inc.                 6,100          364
Sunbeam-Oster Co., Inc.         14,100          229
Sundstrand Corp.                 4,500          307
Sunglass Hut International,
 Inc.*                           3,400          144
Suntrust Banks, Inc.            19,600        1,203
Superior Industries
 International, Inc.             4,200          124
Sybase, Inc.*                   11,120          358
Sybron International Corp.*      4,900          201
Symantec Corp.*                  5,600          162
Symbol Technologies, Inc.*       4,300          149
Synopsys, Inc.*                  2,400          138
Synovus Financial Corp.         11,100          283
TCF Financial Corp.              6,400          356
TIG Holdings, Inc.               9,300          238
TJX Companies, Inc.             11,100          139
TRINOVA Corp.                    4,500          165
TRW Inc.                        11,400          888
Talbots, Inc.                    7,500          259
Tambrands Inc.                   5,400          242
Tandem Computers Inc.*          17,800          218
Tandy Corp.                     12,058          749
Teco Energy Co.                 16,700          361
Tecumseh Products Co.
 Class A                         3,500          169
Tecumseh Products Co.
 Class B                           800           37
Tektronix, Inc.                  4,600          210
Tele-Communications Inc.
 Liberty Media Group
 Class A*                       26,086          693
Tele-Communications, Inc.
 TCI International, Inc.
 Class A*                      104,346        1,924
Teledyne, Inc.                   8,282          197
Telephone & Data Systems,
 Inc.                            8,600          353
Tellabs, Inc.*                  15,800          741
Temple-Inland Inc.               8,400          435
Tencor Instruments*              5,000          216
Tenet Healthcare Corp.*         30,368          482
Tenneco Inc.                    28,500        1,382
Teradyne, Inc.*                 13,200          500
Terra Industries, Inc.          11,100          148
Texaco Inc.                     41,700        2,700
Texas Instruments Inc.          30,600        2,291
Texas Utilities Co.             35,600        1,237
Textron Inc.                    13,200          904
Thermo Cardiosystems Inc.*       5,000          197
Thermo Electron Corp.*          12,325          532
Thermo Instrument
 Systems Inc.*                  10,050          258
Thermolase*                      5,700          113
Thomas & Betts Corp.             2,700          182
Tidewater Inc.                   7,800          193
Time Warner Inc.                63,680        2,683
Times Mirror Co. Series A       17,400          533
Timken Co.                       4,600          208
Tootsie Roll Industries, Inc.    7,864          314
Torchmark Corp.                 10,550          422
Tosco Corp.                      5,300          170
Total System Services, Inc.      9,900          193
Toys 'R' Us, Inc.*              45,550        1,184
TransTexas Gas Corporation*     11,300          202
Transamerica Corp.              10,500          714

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 9
--------------------------------------------------------------------------------
SCHWAB 1000 FUND(R)
STATEMENT OF NET ASSETS
August 31, 1995
--------------------------------------------------------------------------------

                                Number      Value
                              of Shares     (000s)
                              ---------    --------
Transatlantic Holdings, Inc.     3,300     $    231
Travelers Inc.                  53,217        2,554
TriMas Corp.                     7,800          167
Tribune Co.                     11,900          797
Trinity Industries, Inc.         5,950          193
Triton Energy Corp.              5,200          276
Turner Broadcasting System,
 Inc. Class A                   10,200          315
Turner Broadcasting System,
 Inc. Class B                   35,800        1,101
Tyco International Ltd.         11,807          698
Tyson Foods, Inc. Class A       22,200          567
U S WEST, Inc.                  77,510        3,372
U.S. Bancorp                    14,250          409
U.S. Healthcare, Inc.           25,225          804
U.S. Robotics, Inc.              3,000          420
UAL Corp.*                       4,100          646
UJB Financial Corp.              8,400          291
UNUM Corp.                      12,308          591
USF&G Corp.                     15,300          277
USG Corp.*                       6,200          168
USLIFE Corp.                     3,600          155
UST Inc.                        33,900          924
USX-Marathon Group              50,300        1,037
USX-US Steel Group              14,160          464
Ultramar Corp.                   5,800          137
Unicom Corp.                    35,400          996
Unifi, Inc.                      9,925          251
Union Bank                       7,400          376
Union Camp Corp.                12,300          700
Union Carbide Corp.             22,000          781
Union Electric Co.              15,300          545
Union Pacific Corp.             34,700        2,273
Union Planters Corp.             6,100          181
Union Texas Petroleum
 Holdings, Inc.                 13,100          255
Unisys Corp.*                   25,900          207
United Asset
 Management Corp.                3,900          152
United HealthCare Corp.         28,400        1,200
United States Cellular Corp.*   14,800          518
United States Surgical Corp.     8,300          211
United Technologies Corp.       20,400        1,701
Unitrin, Inc.                    7,200          341
Universal Foods Corp.            4,100          130
Unocal Corp.                    41,034        1,195
Upjohn Co.                      28,300        1,199
UtiliCorp United Inc.            6,600          179
V.F. Corp.                       9,800          537
VLSI Technology, Inc.*           6,100          201
Valero Energy Corp.              6,600          151
Valhi, Inc.                     21,000          163
Valley National Bancorp          2,000           47
Valspar Corp.                    2,800          112
Value Health, Inc.*              9,082          314
Value Jet*                       4,000          117
Vanguard Cellular Systems,
 Inc. Class A*                   5,750          157
Varian Associates, Inc.          4,800          259
Varity Corp.*                    6,300          287
Vastar Resources                14,800          463
Vencor, Inc.*                    4,300          127
Viacom Inc. Class A*            13,212          642
Viacom Inc. Class B*            59,174        2,877
Vicor Corp.*                     3,200          150
Vigoro Corp.                     3,000          132
Viking Office Products, Inc.*    5,600          200
Vishay Intertechnology, Inc.*    8,200          332
Vons Companies, Inc.*            5,700          128
Vulcan Materials Co.             5,300          279
WMX Technologies, Inc.          79,500        2,335
WPL Holdings, Inc.               4,400          125
Wachovia Corp.                  29,220        1,161
Wal-Mart Stores, Inc.          377,800        9,303
Walgreen Co.                    39,800          975
Wallace Computer Services,
 Inc.                            3,400          196
Warnaco, Inc. Class A            5,600          122
Warner-Lambert Co.              21,600        1,952
Washington Federal, Inc.         6,095          141
Washington Gas Light Co.         6,200          119
Washington Mutual, Inc.          9,125          237
Washington Post Co.
 Class B                         1,800          517
Washington Water Power Co.       7,700          119
Weis Markets, Inc.               6,300          178
WellPoint Health Networks
 Inc. Class A*                  14,900          443
Wellman, Inc.                    4,600          117
Wells Fargo & Co.                8,200        1,528
Wendy's International, Inc.     15,500          304
Wesco Financial Corp.            1,000          133
West One Bancorp                 5,300          216
Western Atlas, Inc.*             8,600          390
Western Digital Corp.*           8,800          182
Western National Corp.           9,500          119
Western Resources, Inc.          9,231          279
Westinghouse Electric Corp.     57,600          785
Westvaco Corp.                  12,200          538
Weyerhaeuser Co.                35,400        1,628
Wheelabrator Technologies
 Inc.                           27,300          427
Whirlpool Corp.                 11,100          605
Whitman Corp.                   15,200          306
Willamette Industries, Inc.      8,500          587
Williams Companies, Inc.        18,560          680
Wilmington Trust Co.             4,900          148
Winn-Dixie Stores, Inc.         13,700          815
Wisconsin Central
 Transportation Corp.*           2,300          136
Wisconsin Energy Corp.          19,600          527
Witco Corp.                      7,900          263
Woolworth Corp.                 19,800          265
Worldcom Inc.*                  34,917        1,176
Worthington Industries, Inc.    16,700          335
Wrigley (Wm.) Jr. Co.           19,100          862
XTRA Corp.                       2,200           97
Xerox Corp.                     17,400        2,101
Xilinx, Inc.*                   12,900          552
York International Corp.         8,400          374
Zilog, Inc.*                     3,800          154
                                           --------
TOTAL COMMON STOCK
 (Cost $622,204)                            821,297
                                           --------

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Number        Value
                             of Shares      (000s)
                             ---------     --------
PREFERRED STOCK--0.0%
Teledyne, Inc. Preferred
  Series E*                        154     $      2
                                           --------
TOTAL PREFERRED STOCK
 (Cost $1)                                        2
                                           --------

                             Maturity
                              (000s)
                             ---------
REPURCHASE AGREEMENT--0.6%
PNC Bank, N.A. 5.00%
  Dated 8/31/95
  Due 09/01/95
  Collateralized By:
  Federal National
  Mortgage Association:
  $10,970,000 Par; 6.25%
  Due 12/25/19                  $4,997        4,996
                                           --------
TOTAL REPURCHASE AGREEMENT
 (Cost $4,996)                                4,996
                                           --------
TOTAL INVESTMENTS -- 99.9%
 (Cost $627,201)                            826,295
                                           --------
OTHER ASSETS AND LIABILITIES -- 0.1%
Other Assets                                  3,819
Liabilities                                  (3,400)
                                           --------
                                                419
                                           --------
NET ASSETS -- 100.0%
Applicable to 52,732,983
 outstanding $0.00001
 par value shares
 (unlimited shares authorized)             $826,714
                                           ========
NET ASSET VALUE PER SHARE                    $15.68
                                             ======


------------------

*Non-Income Producing Security

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                11
--------------------------------------------------------------------------------
SCHWAB 1000 FUND(R)
STATEMENT OF OPERATIONS (in thousands)
For the year ended August 31, 1995
--------------------------------------------------------------------------------

Investment income:
  Dividends                                                      $ 15,821
  Interest                                                            246
                                                                 --------
     Total investment income                                       16,067
                                                                 --------
Expenses:
  Investment advisory and administration fee                        1,777
  Transfer agency and shareholder service fees                      1,564
  Custodian fees                                                      201
  Registration fees                                                    65
  Professional fees                                                    53
  Shareholder reports                                                 158
  Trustees' fees                                                       36
  Amortization of deferred organization costs                          50
  Insurance and other expenses                                         44
                                                                 --------
                                                                    3,948
Less expenses reduced                                                (585)
                                                                 --------
     Total expenses incurred by Fund                                3,363
                                                                 --------
Net investment income                                              12,704
                                                                 --------
Net realized gain (loss) on investments:
  Proceeds from sales of investments                               15,237
  Cost of investments sold                                        (14,807)
                                                                 --------
     Net realized gain on investments sold                            430
                                                                 --------
Change in net unrealized appreciation (depreciation)
  on investments:
  Beginning of period                                              83,149
  End of period                                                   199,094
                                                                 --------
     Increase in net unrealized appreciation on investments       115,945
                                                                 --------
Increase in net assets resulting from operations                 $129,079
                                                                 ========

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                12
--------------------------------------------------------------------------------
SCHWAB 1000 FUND(R)
STATEMENT OF CHANGES IN NET ASSETS (in thousands)

--------------------------------------------------------------------------------

                                                 For the year ended
                                                     August 31,
                                                 1995           1994
                                             ------------   ------------
Operations:
  Net investment income                       $   12,704     $   10,821
  Net realized gain (loss) on investments
     sold                                            430         (1,259)
  Increase in net unrealized appreciation
     on investments                              115,945         13,264
                                              ----------     ----------
  Increase in net assets resulting
     from operations                             129,079         22,826
                                              ----------     ----------
Dividends to shareholders from
  net investment income                           (6,199)       (10,613)
                                              ----------     ----------
Capital Share Transactions:
  Proceeds from shares sold                      264,444        152,247
  Net asset value of shares issued in
     reinvestment of dividends                     5,550          9,565
  Early withdrawal fees                               93             84
  Less payments for shares redeemed             (120,314)      (135,320)
                                              ----------     ----------
  Increase in net assets from capital
     share transactions                          149,773         26,576
                                              ----------     ----------
Total increase in net assets                     272,653         38,789

Net Assets:
  Beginning of period                            554,061        515,272
                                              ----------     ----------
  End of period (including undistributed
     net investment income of $8,679 and
     $2,174, respectively)                    $  826,714     $  554,061
                                              ==========     ==========
Number of Fund Shares:
  Sold                                            18,751         11,974
  Reinvested                                         439            761
  Redeemed                                        (8,825)       (10,627)
                                              ----------     ----------
  Net increase in shares outstanding              10,365          2,108

Shares Outstanding:
  Beginning of period                             42,368         40,260
                                              ----------     ----------
  End of period                                   52,733         42,368
                                              ==========     ==========

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                13
--------------------------------------------------------------------------------
SCHWAB 1000 FUND(R)
NOTES TO FINANCIAL STATEMENTS
For the year ended August 31, 1995
--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

The Schwab 1000 Fund (the "Fund") is a series of Schwab Investments (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on October 26, 1990 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers -- the Schwab Short/Intermediate Government Bond Fund, the Schwab Long-Term Government Bond Fund, the Schwab California Short/Intermediate Tax-Free Bond Fund, the Schwab California Long-Term Tax-Free Bond Fund, the Schwab Short/Intermediate Tax-Free Bond Fund and the Schwab Long-Term Tax-Free Bond Fund. The assets of each series are segregated and accounted for separately.

The investment objective of the Fund is to provide a total return which matches that of the Schwab 1000 Index(R), an index created to represent the performance of the 1000 largest publicly traded common stocks of United States companies.

2. SIGNIFICANT ACCOUNTING POLICIES

Security valuation -- Investments in securities traded on an exchange are valued at the last quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Fund's investment manager pursuant to Board of Trustees guidelines. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

Security transactions and investment income -- Security transactions, in the accompanying financial statements, are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Deferred organization costs -- Costs incurred in connection with the organization of the Fund, its initial registration with the Securities and Exchange Commission and with various states are amortized on a straight-line basis over a five year period from the Fund's commencement of operations.

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are allocated to each series in proportion to their relative net assets.

SchwabFunds(R)                                                                14
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

At August 31, 1995, (for financial reporting and federal income tax purposes), net unrealized appreciation aggregated $199,094,000 of which $209,936,000 related to appreciated securities and $10,842,000 related to depreciated securities.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of .30% of the first $500 million of average daily net assets and .22% of such assets over $500 million. Under this agreement, the Fund incurred investment advisory and administration fees of $1,777,000 during the year ended August 31, 1995, before the Investment Manager reduced its fee (see Note 5).

Sub-advisory agreement -- Prior to June 1, 1995, the Investment Manager had a sub-advisory agreement with Dimensional Fund Advisors Inc. ("Dimensional"), under which Dimensional performed day-to-day portfolio management for the Fund. Dimensional did not receive compensation directly from the Fund. However, the Investment Manager did pay Dimensional an annual fee, payable monthly, of .10% of the first $500 million of average daily net assets and .02% of such assets over $500 million.

Effective June 1, 1995, the sub-advisory agreement for the Fund was terminated and the Investment Manager assumed day-to-day portfolio management responsibility for the Fund.

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of .05% of average daily net assets for transfer agency services and .20% of such assets for shareholder services. For the year ended August 31, 1995, the Fund incurred transfer agency and shareholder service fees of $1,564,000, before Schwab reduced its fees (see Note 5).

Officers and trustees -- During the period, certain officers and trustees of the Trust were also officers and/or directors of the Investment Manager and/or Schwab. During the year ended August 31, 1995, the Trust made no direct payments to its officers or trustees who were "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $36,000 related to the Trust's unaffiliated trustees.

SchwabFunds(R)                                                                15
--------------------------------------------------------------------------------
SCHWAB 1000 FUND(R)
NOTES TO FINANCIAL STATEMENTS
For the year ended August 31, 1995
--------------------------------------------------------------------------------

4. BORROWING AGREEMENT

The Trust has an arrangement with PNC Bank, N.A., the Fund's custodian, whereby the Fund may borrow up to $20,000,000, on a temporary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Fund. During the year ended August 31, 1995, no borrowings were made under this arrangement.

5. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

During the year ended August 31, 1995, the Investment Manager and Schwab reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets; the total of such fee reductions were $137,000 and $448,000, respectively.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term obligations, aggregated (in thousands) $170,774 and $15,237, respectively, during the year ended August 31, 1995.

7. EARLY WITHDRAWAL FEES PAID TO THE FUND

The Fund assesses a .50% early withdrawal fee on redemption proceeds attributable to shares purchased and held less than six months. The early withdrawal fee is retained by the Fund and is treated as a contribution to capital. For the year ended August 31, 1995, total early withdrawal fees retained by the Fund amounted to $93,000.

8. COMPOSITION OF NET ASSETS

At August 31, 1995, net assets consisted of:

Capital paid in                                               $621,929,000
Accumulated undistributed net investment income                  8,679,000
Accumulated net realized loss on investments sold               (2,988,000)
Net unrealized appreciation on investments                     199,094,000
                                                              ------------
     Total                                                    $826,714,000
                                                              ============

At August 31, 1995, the Fund's Statement of Net Assets included liabilities of $432,000 for Fund shares redeemed, $135,000 for investment advisory and administration fee payable, $90,000 for transfer agency and shareholder service fees payable and $2,582,000 for portfolio securities purchased.

SchwabFunds(R)                                                                16
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period:

                                                                                       For the
                                                                                       period
                                                                                    April 2, 1991
                                                                                    (commencement
                                                     For the eight     For the      of operations)
                              For the year ended      months ended    year ended         to
                                   August 31,          August 31,    December 31,   December 31,
                               1995         1994          1993           1992           1991
                            ----------   ----------   ------------   ------------   -------------
Net asset value at
  beginning of period        $  13.08     $  12.80      $  11.96       $  11.26       $   10.00
Income from Investment
----------------------
 Operations
 ----------
 Net investment income            .26          .26           .17            .24             .15
 Net realized and
   unrealized gain (loss)
   on investments                2.48          .28           .79            .71            1.26
                             --------     --------      --------       --------        --------
 Total from investment
   operations                    2.74          .54           .96            .95            1.41
Less Distributions
------------------
 Dividends from net
   investment income             (.14)        (.26)         (.12)          (.25)           (.15)
 Distributions from realized
   gain on investments             --           --            --             --              --
                             --------     --------      --------       --------        --------
 Total distributions             (.14)        (.26)         (.12)          (.25)           (.15)
                             --------     --------      --------       --------        --------
Net asset value at
 end of period               $  15.68     $  13.08      $  12.80       $  11.96       $   11.26
                             ========     ========      ========       ========        ========
Total return (%)                21.23         4.28          8.06           8.52           14.25
----------------
Ratios/Supplemental Data
------------------------
 Net assets, end
   of period (000s)          $826,714     $554,061      $515,272       $370,980       $ 192,206
 Ratio of expenses to
   average net assets (%)         .54          .51           .45*           .35              --*
 Ratio of net investment
   income to average
   net assets (%)                2.03         2.06          2.21*          2.45            3.21*
 Portfolio turnover
  rate (%)                          2            3             1              1               1

The Investment Manager and Schwab have reduced a portion of their fees and absorbed certain expenses in order to limit the Fund's ratio of operating expenses to average net assets. Had these fees and expenses not been reduced and absorbed, the ratio of expenses to average net assets for the periods ended August 31, 1995, 1994, 1993, December 31, 1992 and 1991 would have been .63%,
 .56%, .49%*, .52% and 1.05%*, respectively, and the ratio of net investment income to average net assets would have been 1.94%, 2.01%, 2.17%*, 2.28% and 2.16%*, respectively.

* Annualized

SchwabFunds(R)                                                                17
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

To the Trustees
and Shareholders of the Schwab 1000 Fund(R)

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Schwab 1000 Fund (one of the series constituting Schwab Investments, hereafter referred to as the "Trust") at August 31, 1995, and the results of its operations and the changes in its net assets for the periods presented, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
September 29, 1995

                    1995 SPECIAL TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

   NOTICE TO CORPORATE SHAREHOLDERS
   --------------------------------
   100% of the Fund's distributions for the fiscal year ended August 31, 1995 qualify for the corporate dividends received deduction.
--------------------------------------------------------------------------------

                           THE SCHWABFUNDS FAMILY(R)

The SchwabFunds Family includes a variety of funds to meet your investment needs. You can diversify into several different equity markets with our three equity index funds, choose from different maturities with our bond fund selection, and take advantage of an array of money market fund choices.

[Figure 1]  SCHWAB 1000 FUND(R) is designed to allow investors to participate in the overall price and dividend performance of the U.S. stock market as represented by the Schwab 1000 Index.(R) This index reflects the performance of the 1,000 largest publicly traded U.S. companies based on market capitalization. 1

[Figure 2]  SCHWAB SMALL-CAP INDEX FUND(R) is designed to replicate the Schwab
            Small-Cap Index(TM) which tracks the performance of smaller capitalization companies. The Schwab Small-Cap Index represents the second 1,000 largest publicly traded U.S. companies based on market capitalization. 1

[Figure 3]  SCHWAB INTERNATIONAL INDEX FUND(TM) gives investors the opportunity to participate in the price and dividend performance of some of the world's largest companies. This Fund makes it simple to effectively invest in 350 of the largest publicly traded companies (based on market capitalization) from countries around the world, as represented by the Schwab International Index.(TM) 2

[Figure 4]  SCHWAB GOVERNMENT BOND FUNDS include two different Funds designed to offer high current yields with the credit safety of high-quality U.S. Government securities. The level of income you're seeking and your tolerance for fluctuation in share price should determine your selection of either our Short/Intermediate Fund or the Long-Term Fund. 3

[Figure 5]  SCHWAB TAX-FREE BOND FUNDS help investors take advantage of one of the last remaining tax breaks: tax-free municipal bonds. We offer a Short/Intermediate Fund and a Long-Term Fund, both of which pay monthly income free from federal personal income tax. 4, 5

[Figure 6]  SCHWAB CALIFORNIA TAX-FREE BOND FUNDS give California residents two different opportunities to earn double tax-free income--free from both federal and California state personal income taxes. Choose from the Short/Intermediate Fund or the Long-Term Fund. 5

[Figure 7]  SCHWAB MONEY FUNDS include seven different money market funds that seek high current income with safety and liquidity. Most can be linked to your Schwab account to "sweep" cash balances automatically when you're in between other investments. These Funds are managed to maintain a stable $1 share price. Keep in mind, however, that investments in money market funds are neither insured nor guaranteed by the U.S. Government, and there is no assurance that the Funds will be able to maintain a stable share price of $1.

Schwab will be happy to provide you with a free prospectus and brochure on any of the SchwabFunds.(R) The prospectus provides more complete information including charges and expenses. Please read it carefully before investing. Also keep in mind that the principal value and investment returns of your investment in the SchwabFunds (except Schwab Money Funds) will fluctuate with market conditions, and Fund shares, when redeemed, may be worth more or less than their original cost.

                                 1-800-2 NO-LOAD
                                 1-800-266-5623

1 The Schwab 1000 Fund and the Schwab Small-Cap Index Fund do not include privately held companies, investment companies and companies incorporated outside the United States.

2 Companies in the Schwab International Index Fund must be from countries with developed securities markets. The Fund is currently invested in 15 countries and excludes investment companies and companies from the United States.

3 Investors in the Schwab Government Bond Funds may experience a decline in share price due to pre-payment of obligations held by the Funds.

4  Income may be subject to state and local taxes.

5 Income may be subject to the Alternative Minimum Tax (AMT) and capital appreciation from discounted bonds may be subject to state and federal income tax.

                                                                  --------------
                                                                    BULK RATE
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                  CHARLES SCHWAB
                                                                  --------------

[SCHWABFUNDS FAMILY(TM) LOGO]
101 Montgomery Street
San Francisco, California 94104

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

TF3745R (10/95) CRS 6719 Printed on recycled paper.